Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement [line items]
Net sales to third parties		$ 13,158	$ 12,242	$ 25,852	$ 23,781
Other revenues		294	252	529	498
Cost of goods sold		(4,477)	(4,258)	(8,832)	(8,363)
Gross profit from continuing operations		8,975	8,236	17,549	15,916
Selling, General and Administration		(4,193)	(3,806)	(8,116)	(7,278)
Research and Development		(2,276)	(2,062)	(4,396)	(4,231)
Other income		543	480	950	925
Other expense		(565)	(568)	(1,056)	(1,130)
Operating income from continuing operations		2,484	2,280	4,931	4,202
Income from associated companies		5,932	215	6,084	430
Interest expense		(244)	(192)	(468)	(372)
Other financial income and expense		47	12	81	2
Income before taxes from continuing operations		8,219	2,315	10,628	4,262
Taxes		(451)	(336)	(832)	(618)
Net income		7,768	1,979	9,796	3,644
Attributable to
Shareholders of Novartis AG		7,768	1,980	9,793	3,646
Non-controlling interests		$ 0	$ (1)	$ 3	$ (2)
Weighted average number of shares outstanding used in the basic earnings per share		2,327	2,354	2,326	2,362
Basic earnings per share [abstract]
Total basic earnings per share	[1]	$ 3.34	$ 0.84	$ 4.21	$ 1.54
Adjusted weighted average number of ordinary shares outstanding		2,346	2,373	2,347	2,382
Diluted earnings per share [abstract]
Total diluted earnings per share	[1]	$ 3.31	$ 0.83	$ 4.17	$ 1.53
QoQ change [member]
Statement [line items]
Net sales to third parties		$ 916		$ 2,071
Other revenues		42		31
Cost of goods sold		(219)		(469)
Gross profit from continuing operations		739		1,633
Selling, General and Administration		(387)		(838)
Research and Development		(214)		(165)
Other income		63		25
Other expense		3		74
Operating income from continuing operations		204		729
Income from associated companies		5,717		5,654
Interest expense		(52)		(96)
Other financial income and expense		35		79
Income before taxes from continuing operations		5,904		6,366
Taxes		(115)		(214)
Net income		5,789		6,152
Attributable to
Shareholders of Novartis AG		5,788		6,147
Non-controlling interests		$ 1		$ 5
Weighted average number of shares outstanding used in the basic earnings per share		(27)		(36)
Basic earnings per share [abstract]
Total basic earnings per share	[1]	$ 2.50		$ 2.67
Adjusted weighted average number of ordinary shares outstanding		(27)		(35)
Diluted earnings per share [abstract]
Total diluted earnings per share	[1]	$ 2.48		$ 2.64

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.